Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Purchased parts and materials	$ 61,213	$ 62,896
Work-in-progress	2,423	3,681
Finished goods	17,999	16,551
Inventory Net	$ 81,635	$ 83,128